Fair value of financial instruments	12 Months Ended
Dec. 31, 2011
Fair value of financial instruments

9. Fair value of financial instruments

The Company adopted ASC 820, Fair Value Measurements and Disclosures effective January 1, 2009, for all financial assets and liabilities as required. This statement defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value, the Company considers the principal or most advantageous market in which the Company would transact, and the Company considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions and risk of non-performance.

The Company’s financial instruments are measured and recorded at fair value, except for cost method investments. The Company’s non-financial assets, such as goodwill, intangible assets, and property, plant and equipment, are measured at fair value when there is an indicator of impairment and recorded at fair value only when an impairment charge is recognized.

As discussed in Note 2, the Company adopted ASC 825, which permits entities to choose to measure financial instruments and certain other items at fair value and consequently report unrealized gains and losses on these items in earnings. ASC 825 was effective for the Company’s fiscal year beginning January 1, 2009. The Company has elected the fair value option to measure its short-term available-for-sale investments.

The estimated fair value of financial assets is determined by the Company, using available market information and valuation methodologies considered to be appropriate. However, considerable judgment is required in interpreting market data to develop the estimates of fair value.

The following methods and assumptions were used to estimate the fair value of each class of significant financial assets and financial liabilities:

(i) Cash and cash equivalents, short-term financial instruments, accounts receivable and accounts payable

The carrying amount approximates fair value because of the short maturities of these balances.

(ii) Short-term available-for-sale investments with an embedded derivatives features

The Company’s short-term available for sale securities are the investment in Equity-Linked Securities fund (“ELS fund”) which represents equity interests in a fund that is comprised of bonds and trust funds as of December 31, 2010. The fair value of bonds is derived based on quoted prices in active markets, and the fair value of trust funds is derived based on quoted prices in markets that are not active or other inputs that are observable. The trust fund portion of this investment contains an embedded derivative. The Company has determined that it is not practical to bifurcate the embedded derivative and account for separately as the host contract and embedded derivative are closely related. Pursuant to ASC 825, the Company has elected the fair value option to account for this investment. Accordingly, the entire change in estimated fair value in the beneficiary certificates is included in the consolidated statements of operations.

(iii) Long-term available-for-sale investments

The fair value of market traded investments such as listed company’s stocks, public bonds and other marketable securities are based on quoted market prices for those investments.

The Company’s financial assets and liabilities are valued utilizing the market approach to measure fair value. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. The standard describes a fair value hierarchy based on three levels of inputs that may be used to measure fair value which are the following:

•	Level 1 — Quoted prices in active exchange markets involving identical assets or liabilities.

•

Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Unobservable inputs for the asset or liability, either directly or indirectly, and management assessments and inputs using a binomial lattice model as the valuation technique.

Additionally, the Company considers both counterparty credit risk and its creditworthiness in determining fair value. The Company attempts to mitigate credit risk to third parties by actively monitoring the creditworthiness of counterparties and its exposure to credit risk by selecting major financial institutions with healthy financial position as counterparties.

The following table summarizes the Company’s financial assets measured at fair value on a recurring basis in accordance with ASC 820 and ASC 825 at December 31, 2010 :

December 31, 2010	Quoted Market Price in Active Market (Level 1)		Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
	(In millions of Korean Won)
Short term available for sale investments	(Won)	—	(Won)	5,000	(Won)	—	(Won)	5,000
Long term available for sale investments (other non-current assets)		20		—		—		20

Total available for sale investments	(Won)	20	(Won)	5,000	(Won)	—	(Won)	5,020

In 2010, there was no transfer of financial instruments between different categories of fair value.

As of December 31, 2011, there is no financial instruments measured at their fair value in accordance with ASC 820 and ASC 825.